16. Income Taxes (Details - Components of tax expense) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expected federal income tax benefit at statutory rate	$ 407,997	$ 458,525
State taxes	38,324	31,628
Change in valuation allowance	(446,321)	(490,153)
Income tax benefit	$ 0	$ 0